Finance debt - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings	€ 28,502	€ 30,390
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	19,938
Discount on bond issue and accrued expense	237
Borrowings	20,175
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds [member]
Borrowings
Nominal value	12,833
Discount on bond issue and accrued expense	177
Borrowings	13,010
Other Bonds
Borrowings
Nominal value	7,105
Discount on bond issue and accrued expense	60
Borrowings	7,165
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,250
Discount on bond issue and accrued expense	24
Borrowings	€ 1,274
Borrowings, original currency	EUR
Borrowings, maturity	2033
Borrowings, interest rate	4.25%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	49
Borrowings	€ 1,049
Borrowings, original currency	EUR
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	26
Borrowings	€ 1,026
Borrowings, original currency	EUR
Borrowings, maturity	2034
Borrowings, interest rate	3.875%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	14
Borrowings	€ 1,014
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	11
Borrowings	€ 1,011
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	7
Borrowings	€ 1,007
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	4
Borrowings	€ 1,004
Borrowings, original currency	EUR
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expense	5
Borrowings	€ 805
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expense	10
Borrowings	€ 760
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expense	(2)
Borrowings	€ 748
Borrowings, original currency	EUR
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 638
Discount on bond issue and accrued expense	8
Borrowings	€ 646
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate description	variable
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 600
Borrowings	€ 600
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 100
Discount on bond issue and accrued expense	4
Borrowings	€ 104
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	5.441%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 75
Borrowings	€ 75
Borrowings, original currency	EUR
Borrowings, maturity	2043
Borrowings, interest rate	3.875%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 70
Discount on bond issue and accrued expense	1
Borrowings	€ 71
Borrowings, original currency	EUR
Borrowings, maturity	2032
Borrowings, interest rate	4.00%
ENI SpA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 50
Borrowings	€ 50
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	4.80%
ENI SpA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 1,000
Borrowings	€ 1,000
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	0.375%
ENI SpA | Euro Medium Term Notes Eighteen
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expense	16
Borrowings	€ 766
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	3.625%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 1,063
Discount on bond issue and accrued expense	(21)
Borrowings	€ 1,042
Borrowings, original currency	USD
Borrowings, maturity	2054
Borrowings, interest rate	5.95%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 851
Discount on bond issue and accrued expense	8
Borrowings	€ 859
Borrowings, original currency	USD
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 851
Discount on bond issue and accrued expense	2
Borrowings	€ 853
Borrowings, original currency	USD
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 851
Discount on bond issue and accrued expense	7
Borrowings	€ 858
Borrowings, original currency	USD
Borrowings, maturity	2034
Borrowings, interest rate	5.50%
ENI SpA | Other bonds Five
Borrowings
Nominal value	€ 851
Discount on bond issue and accrued expense	(7)
Borrowings	€ 844
Borrowings, original currency	USD
Borrowings, maturity	2035
Borrowings, interest rate	5.75%
ENI SpA | Other bonds Six
Borrowings
Nominal value	€ 298
Discount on bond issue and accrued expense	1
Borrowings	€ 299
Borrowings, original currency	USD
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
ENI SpA | Other bonds Eight
Borrowings
Nominal value	€ 2,000
Discount on bond issue and accrued expense	67
Borrowings	€ 2,067
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	4.30%
Eni USA Inc | Other bonds Seven
Borrowings
Nominal value	€ 340
Discount on bond issue and accrued expense	3
Borrowings	€ 343
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate	7.30%